Consolidated Balance Sheet (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
CURRENT ASSETS:
Cash and cash equivalents	$ 102,724	$ 28,121
Accounts receivable	37,047	5,550
Due from Manager	0	24
Inventories	5,900	2,653
Accrued revenue	554	0
Restricted cash	22,800	0
Prepaid expenses and other current assets	2,804	1,611
Total current assets	171,829	37,959
FIXED ASSETS:
Vessels, net	810,001	655,356
Advances for vessel acquisition and vessels under construction	39,902	122,307
Total fixed assets	849,903	777,663
OTHER NON CURRENT ASSETS:
Deferred finance charges, net	6,467	6,226
Restricted cash	3,923	5,423
Accrued Revenue	92	0
Long-term investment	50,000	50,000
Total assets	1,082,214	877,271
CURRENT LIABILITIES:
Current portion of long-term debt	19,199	18,486
Unearned revenue	18,205	23,211
Trade accounts payable	3,061	1,183
Accrued liabilities	6,364	6,556
Derivative liabilities	591	2,237
Due to Manager	73	0
Total current liabilities	47,493	51,673
Derivatives liabities	8,978	10,130
Long-term debt, net of current portion	596,468	465,805
Unearned revenue - Long-term	3,419	17,821
Total liabilities	656,358	545,429
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' EQUITY:
Common stock, $0.001 par value; 200,000,000 authorized, 70,891,916 and 76,661,451 issued and outstanding at December 31, 2011 and 2012, respectively	77	71
Preferred stock, $0.01 par value; 20,000,000 authorized, none issued or outstanding	0	0
Additional paid in capital	150,269	114,918
Retained earnings	275,510	216,853
Total shareholders' equity	425,856	331,842
Total liabilities and shareholders' equity	$ 1,082,214	$ 877,271